Taxes - Schedule of Reconciliation of Differences Between Statutory Income Tax (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule Of Reconciliation Of Differences Between Statutory Income Tax Abstract
PRC income tax statutory rate	25.00%	25.00%	25.00%	25.00%
PRC income tax statutory rate (in Dollars and Yuan Renminbi)	¥ 25	$ 25
Computed income tax benefit with PRC statutory income tax rate	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate (in Dollars and Yuan Renminbi)	¥ (32,732,887)	$ (4,680,740)
Non-deductible expenses	(2.82%)	(2.82%)	(8.04%)	(10.76%)
Non-deductible expenses (in Dollars and Yuan Renminbi)	¥ 3,698,281	$ 528,846
Non-deductible interest expense	(2.09%)	(2.09%)	(6.19%)	(9.83%)
Non-deductible interest expense (in Dollars and Yuan Renminbi)	¥ 2,730,350	$ 390,435
Non-deductible entertainment expense	(0.52%)	(0.52%)	(1.19%)	(0.67%)
Non-deductible entertainment expense (in Dollars and Yuan Renminbi)	¥ 675,841	$ 96,644
Others	(0.22%)	(0.22%)	(0.66%)	(0.26%)
Others (in Dollars and Yuan Renminbi)	¥ 292,090	$ 41,767
Effect of preferential tax rate	(4.63%)	(4.63%)	(6.40%)	(6.21%)
Effect of preferential tax rate (in Dollars and Yuan Renminbi)	¥ 6,058,580	$ 866,365
Prior year true up of NOL	(0.82%)	(0.82%)	(1.93%)	(31.15%)
Prior year true up of NOL (in Dollars and Yuan Renminbi)	¥ 1,073,852	$ 153,559
Expiration of NOL	(0.01%)	(0.01%)	(5.42%)	(2.38%)
Expiration of NOL (in Dollars and Yuan Renminbi)	¥ 7,824	$ 1,120
Changes in tax rates enacted in the current period
Changes in tax rates enacted in the current period (in Dollars and Yuan Renminbi)
Change in valuation allowance	(7.30%)	(7.30%)	(3.21%)	25.50%
Change in valuation allowance (in Dollars and Yuan Renminbi)	¥ 9,558,144	$ 1,366,796
Foreign tax effects	(9.42%)	(9.42%)
Foreign tax effects (in Dollars and Yuan Renminbi)	¥ 12,336,581	$ 1,764,108
Statutory tax rate diﬀerence between Cayman and PRC	(9.42%)	(9.42%)
Statutory tax rate diﬀerence between Cayman and PRC (in Dollars and Yuan Renminbi)	¥ 12,336,967	$ 1,764,163
Statutory tax rate diﬀerence between HK and PRC	0.00%	0.00%
Statutory tax rate diﬀerence between HK and PRC (in Dollars and Yuan Renminbi)	¥ (386)	$ (55)
Income tax expense	0.00%	0.00%
Income tax expense (in Dollars and Yuan Renminbi)	¥ 375	$ 54
Loss before income tax expense	100.00%	100.00%
Loss before income tax expense (in Dollars and Yuan Renminbi)	¥ (130,931,546)	$ (18,722,961)	¥ (37,365,434)	¥ (36,949,421)